Investment Objectives and Goals	Sep. 25, 2025
FPA Queens Road Small Cap Value Fund | FPA Queens Road Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.
FPA Queens Road Value Fund | FPA Queens Road Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.